Segment reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment reporting
Schedule of segment reporting

	Three months ended June 30,
	2020				2019
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	1,963	2,045	(92)	3,916	2,181	2,921	(52)	5,050
third party	1,871	2,045	--	3,916	2,129	2,921	--	5,050
intra-segment	92	-	(92)	—	52	--	(52)	—
Cost of sales	1,252	1,649		2,901	1,598	1,926		3,524
Gross profit	619	396		1,015	531	995		1,526
Gross profit in %	33.1%	19.4%		25.9%	24.9%	34.1%		30.2%
Operating Expenses				(4,766)				(5,049)
Other operating expenses				(709)				(818)
Other operating income				503				148
Operating loss				(3,957)				(4,193)
Finance expense (1) (2)				(1,316)				(306)
Finance income (1) (2)				144				621
Financial result				(1,172)				315
Loss before income taxes				(5,129)				(3,878)
Income tax income (expense) (2)				6				(41)
Net loss				(5,123)				(3,919)

	Six months ended June 30,
	2020				2019
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	3,601	4,624	(425)	7,800	4,811	6,071	(267)	10,615
third party	3,176	4,624	--	7,800	4,544	6,071	--	10,615
intra-segment	425	--	(425)	—	267	--	(267)	—
Cost of sales	2,196	3,434		5,630	3,184	3,992		7,176
Gross profit	980	1,190		2,170	1,360	2,079		3,439
Gross profit in %	30.9%	25.7%		27.8%	29.9%	34.2%		32.4%
Operating Expenses				(9,313)				(9,869)
Other operating expenses				(1,368)				(434)
Other operating income				1,035				729
Operating loss				(7,476)				(6,135)
Finance expense (1) (2)				(822)				(623)
Finance income (1) (2)				631				278
Financial result				(191)				(345)
Loss before income taxes				(7,667)				(6,480)
Income tax income (expense) (2)				(57)				(55)
Net loss				(7,724)				(6,535)

(1)Comparative figures for the three and six months ended June 30, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the three and six months ended June 30, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements